UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D/A

Amendment No. 1

ASSET-BACKED ISSUER DISTRIBUTION REPORT

PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from

April 1, 2017 to April 30, 2017

Commission File Number of issuing entity: 333-207639-03

Central Index Key Number of Issuing Entity: 0001694276

California Republic Auto Receivables Trust 2017-1

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-207639

Central Index Key Number of Depositor: 0001561326

California Republic Funding, LLC

(Exact name of depositor as specified in its charter)

Central Index Key Number of Sponsor: 0001603949

Mechanics Bank

(Exact name of sponsor as specified in its charter)

Delaware	38-7175578
(State or other jurisdiction of incorporation or organization of the issuing entity)	(I.R.S. Employer Identification No.)

18400 Von Karman, Suite 1100, Irvine, CA	92612
(Address of principal executive offices of the issuing entity)	(Zip Code)

(949) 270-9700

(Telephone number, including area code)

N/A

(Former name, former address, if changed since last report)

	Registered/reporting pursuant to (check one)			Name of exchange (If Section 12(b))
Title of class	Section 12(b)	Section 12(g)	Section 15(d)
Class A-1	☐	☐	☒	☐
Class A-2	☐	☐	☒	☐
Class A-3	☐	☐	☒	☐
Class A-4	☐	☐	☒	☐
Class B	☐	☐	☒	☐
Class C	☐	☐	☒	☐

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.    Yes  ☒    No  ☐

EXPLANATORY NOTE

This distribution report on Form 10-D/A and the attached Exhibit 99.1 amends and restates in its entirety the distribution report on Form 10-D filed by the issuing entity with the Securities and Exchange Commission on May 15, 2017 (the “Original Report”) to insert Item 1A. Item 1A in the Original Report was inadvertently omitted.

PART I – DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

Distribution and pool performance information with respect to the receivables that comprise the assets of the California Republic Auto Receivables Trust 2017-1 is set forth in the Servicer’s Certificate and Monthly Servicer Report for the May 15, 2017 distribution date, attached as Exhibit 99.1.

Reference is made to the Form ABS-15G filed by California Republic Funding, LLC with the Securities and Exchange Commission on January 29, 2017 and to the information reported for the period indicated in the report regarding any repurchase requests across all trusts for which California Republic Funding, LLC is the depositor. The CIK number of California Republic Funding, LLC is 0001694276.

Item 1A. Asset-Level Information

Asset-level data for the reporting period covered by this Form 10-D is included in Exhibit 102 to the Form ABS-EE filed by the issuing entity with the Securities and Exchange Commission on May 15, 2017 (the “Form ABS-EE”) and is incorporated by reference into this Form 10-D. Additional asset-level information or explanatory language is included in Exhibit 103 to the Form ABS-EE and is also incorporated by reference into this Form 10-D.

PART II – OTHER INFORMATION

Item 9. Exhibits

Exhibit 99.1 – Servicer’s Certificate and Monthly Servicer Report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

California Republic Funding, LLC
(Depositor)

/s/ Nathan J. Duda
Nathan J. Duda
EVP, Chief Financial Officer

Date: May 24, 2017

EXHIBIT INDEX

Exhibit No.	Description

99.1	Distribution report of the issuing entity.